ACQUISITIONS AND DISPOSITIONS (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Transaction costs	$ 0		$ 10,000	$ 38,898	$ 7,965	$ 7,380
Asset impairment		$ 102,600
Proceeds from insurance settlement in excess of costs and property damages incurred						60,600
Proceeds from insurance settlement				0	$ 0	$ 51,003
New Page Holding Inc.
Business Acquisition [Line Items]
Transaction costs				$ 38,898